Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 4,872.8		₨ 6,490.7
Sale of investments from others	28,016.8		22,236.2
Investments of others	272,104.7	$ 3,609.3	320,093.6	₨ 425,517.1
Dividend paid to principal owner	66,447.3	$ 881.4	41,015.2	₨ 34,490.3
Foreign exchange and derivative contracts, notional principal amount	10,230,668.8		9,200,867.7		$ 135,703.2
Bank guarantees	1,034,155.3		1,015,442.1		$ 13,717.4
Tier II bonds
Related Party Transaction [Line Items]
Investments of others	200.0		250.0
Principal Owner
Related Party Transaction [Line Items]
Loans purchased from principal owner	241,272.5		239,824.2
Dividend paid to principal owner	8,646.2		5,111.7
Foreign exchange and derivative contracts, notional principal amount	120,099.5		58,655.0
Foreign exchange and derivative contracts, mark to market gains	53.5		143.1
Subscribed debt securities	0.0		6,850.0
Bank guarantees	3.9		3.7
Principal Owner | Property Plant and equipment
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties	0.0		0.0
Others
Related Party Transaction [Line Items]
Bank guarantees	₨ 29.9		₨ 1,127.4